Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Jul. 26, 2016
Document Creation Date	dei_DocumentCreationDate	Jul. 26, 2016